Leases - Summary of Lease Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lease, Cost [Abstract]
Operating lease expenses	¥ 2,157
Short-term lease expenses	2,510
Variable lease expenses	20,813
Total lease expenses	25,480	¥ 14,825	¥ 10,342
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 26,030